Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	PANHANDLE OIL & GAS INC
Entity Central Index Key	0000315131